Share-Based Payments (Details 2) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Sep. 27, 2015	Sep. 28, 2014	Sep. 29, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 10.19	$ 9.67	$ 12.36
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value	$ 46	$ 36	$ 125
Employee Service Share-based Compensation, Tax Benefit Realized from Exercise of Stock Options	46	36	123
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value	209	192	$ 246
Unrecognized Share-based Payment Expense, Net of Estimated Forfeitures	$ 95	$ 108
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares	11.5	11.9
Weighted Average Period for Recognition of Unrecognized Share-based Payment Expense (in years)	2 years 11 months
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	22.3	19.2	20.0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	5.3	5.3	4.3
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	(2.2)	(1.5)	(4.1)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Expirations in Period	(0.3)	(0.1)	(0.1)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period	(0.8)	(0.6)	(0.9)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	24.3	22.3	19.2
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number	23.3
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Number	11.9
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 38.37	$ 36.90	$ 30.17
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	44.30	40.25	51.33
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price	27.81	24.13	20.52
Share-based Compensation Arrangements by Share-based Payment Award, Options, Expirations in Period, Weighted Average Exercise Price	42.88	36.10	18.86
Share-based Compensation Arrangements by Share-based Payment Award, Options, Forfeitures in Period, Weighted Average Exercise Price	42.66	42.32	37.20
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	40.45	$ 38.37	$ 36.90
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Exercise Price	40.35
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Exercise Price	$ 36.96
Weighted Average Remaining Contractual Life [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	4 years 6 months 2 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Remaining Contractual Term	4 years 5 months 12 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Remaining Contractual Term	3 years 4 months 6 days
Aggregate Intrinsic Value [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value	$ 32
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value	32
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Aggregate Intrinsic Value	$ 30